Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 456,152	$ 62,493	¥ 117,426	¥ 44,317
Costs of revenues	(176,206)	(24,140)	(42,115)	(15,098)
Gross profit	279,946	38,353	75,311	29,219
Operating expenses:
Sales and marketing expenses	(131,027)	(17,951)	(60,389)	(53,116)
General and administrative expenses	(233,398)	(31,975)	(150,092)	(151,065)
Research and development expenses	(199,465)	(27,327)	(167,315)	(135,082)
Total operating expenses	(563,890)	(77,253)	(377,796)	(339,263)
Other operating income	29,869	4,092	6,233	6,094
Operating loss	(254,075)	(34,808)	(296,252)	(303,950)
Other (expenses) income
Interest and investment income	30,599	4,192	8,484	4,669
Interest expenses	(3,375)	(462)	(2,930)	(2,145)
Amortization of debt discounts	0	0	(12,023)	(1,674)
Foreign currency exchange (losses) gains, net	(1,188)	(163)	394	(1,488)
Other non-operating income	4,670	640	1,966	1,944
Other non-operating expenses	(1,924)	(264)	(214)	(26,804)
Total other (expenses) income	28,782	3,943	(4,323)	(25,498)
Loss before income tax and income (loss) from equity method investment	(225,293)	(30,865)	(300,575)	(329,448)
Income tax expenses	(386)	(53)	(206)	(79)
Loss before income (loss) from equity method investment	(225,679)	(30,918)	(300,781)	(329,527)
Income (loss) from equity method investment	(4,353)	(596)	(1,560)	196
Net loss	(230,032)	(31,514)	(302,341)	(329,331)
Net loss attributable to non-controlling interests	256	35	641	1,110
Net loss attributable to EHang Holdings Limited's ordinary shareholders	¥ (229,776)	$ (31,479)	¥ (301,700)	¥ (328,221)
Net loss per ordinary share
Net loss per ordinary share, Basic | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Net loss per ordinary share, Diluted | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Shares used in net loss per ordinary share computation , Basic	134,367	134,367	121,494	114,695
Shares used in net loss per ordinary share computation, Diluted	134,367	134,367	121,494	114,695
Net loss per ADS (2 ordinary shares equal to 1 ADS)
Net loss per ADS, Basic | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Net loss per ADS, Diluted | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	¥ 10,460	$ 1,433	¥ 69	¥ 20,896
Total other comprehensive income, net of tax	10,460	1,433	69	20,896
Comprehensive loss	(219,572)	(30,081)	(302,272)	(308,435)
Comprehensive loss attributable to non-controlling interests	256	35	641	1,110
Comprehensive loss attributable to EHang Holdings Limited	¥ (219,316)	$ (30,046)	¥ (301,631)	¥ (307,325)
ADR [Member]
Net loss per ordinary share
Net loss per ordinary share, Basic | (per share)	¥ (3.42)	$ (0.46)	¥ (4.96)	¥ (5.72)
Net loss per ordinary share, Diluted | (per share)	(3.42)	(0.46)	(4.96)	(5.72)
Net loss per ADS (2 ordinary shares equal to 1 ADS)
Net loss per ADS, Basic | (per share)	(3.42)	(0.46)	(4.96)	(5.72)
Net loss per ADS, Diluted | (per share)	¥ (3.42)	$ (0.46)	¥ (4.96)	¥ (5.72)
Products [Member]
Revenues:
Revenues	¥ 440,641	$ 60,368	¥ 100,960	¥ 40,775
Costs of revenues	(171,035)	(23,432)	(34,304)	(15,038)
Services [Member]
Revenues:
Revenues	15,511	2,125	16,466	3,542
Costs of revenues	¥ (5,171)	$ (708)	¥ (7,811)	¥ (60)